RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	$ 23,979		¥ 52,328		¥ 166,935
Jingliang Interconnected Cloud Technology Co Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	1,268	¥ 8,829	3,477
Beijing Tuspark Harmonious Investment Development Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	3,579		13,850		24,917
Related party transaction, Lease deposit paid			11,472
Related party transaction, Lease payment paid	9,887	68,832
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	62,871	437,694	374,085	¥ 220,110
Qidi Bus (Beijing) Technology Co., Ltd | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	1,067	7,427
Beijing Kingsoft Cloud Network Technology Limited
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	154		609		1,073
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	499	3,475	6,281	8,046
Beijing Kingsoft Cloud Network Technology Limited | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	502	3,492	13,204	7,775
Dyxnet Corporate Service Limited | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			5,238	6,424
Beijing Cheetah Mobile Technology Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	24	169	2,079	5,128
Dyxnet Internet Center Limited | Equipment and Property
RELATED PARTY TRANSACTIONS
Related party transaction, purchase of equipment				1,234
Beijing Bozhiruihai Network Technology Co., Ltd. ("BZRH") | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			4,239
WiFire (Beijing) Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	278	1,934	16,490	9,726
Related party transaction, loans from	909				6,330
WiFire (Beijing) Technology Co., Ltd. | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			4,066	1,616
Beijing Taiji Data Tech Co Ltd
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	1,135	7,899	13,681
Related party transaction expense	2,865	19,942	7,095
Related party transaction, loans to	215	1,500
Related party transaction, loans from			6,724
Beijing Chengyishidai Network Technology Company Limited
RELATED PARTY TRANSACTIONS
Related party transaction expense	5,590	38,918	18,667	2,979
Related party transaction, loans from			7,158
UNISVNET Technology Co Ltd | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			1,011
Other Related Party Transactions
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	137		1,826		950
Other Related Party Transactions | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	215	1,494	4,493	3,314
Other Related Party Transactions | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	843	5,866	6,396	2,632
Beijing Fastweb Network Technology Co Ltd Bjfastweb
RELATED PARTY TRANSACTIONS
Related party transaction, loans to				20,000
Related party transaction, interest income from loan	101	700	700	210
Beijing Fastweb Network Technology Co Ltd Bjfastweb | Equipment and Property
RELATED PARTY TRANSACTIONS
Related party transaction, sales of equipment				1,021
WNT Technology Limited | Equipment and Property
RELATED PARTY TRANSACTIONS
Related party transaction, purchase of equipment				¥ 2,629
Ziguang Financial Leasing Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	3,901		8,938		¥ 27,160
Related party transaction, Lease deposit paid	884	6,154	2,042
Related party transaction, Lease payment paid	$ 2,464	¥ 17,156	¥ 4,897